Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Revenues from External Customers
Total revenues	$ 149,343	¥ 936,768	¥ 759,978	¥ 662,999
Cord blood processing fees
Revenues from External Customers
Total revenues	96,372	604,502	477,243	415,000
Cord blood storage fees
Revenues from External Customers
Total revenues	51,846	325,209	278,273	243,523
Fees derived from the provision of donated cord blood for transplantation and research and others
Revenues from External Customers
Total revenues	$ 1,125	¥ 7,057	¥ 4,462	¥ 4,476